SCHEDULE OF PROPERTY EQUIPMENT (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total premises and equipment	$ 1,440	$ 1,398
Less accumulated depreciation	(1,017)	(920)
Premises and equipment	423	478
Depreciation expense	97	91
Land [Member]
Total premises and equipment	58	58
Building Improvements [Member]
Total premises and equipment	410	392
Furniture and Fixtures [Member]
Total premises and equipment	$ 972	$ 948